ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 9 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of September 30, 2023 and December 31, 2022:

	September 30,	December 31,
	2023	2022
Accounts payable	$14,108,937	$8,677,648
Accrued liabilities	1,519,043	2,058,725
Total accounts payable and accrued expenses	$15,627,980	$10,736,373